As filed with the Securities and Exchange Commission on December 7, 2017
File Nos.
002-99112
811-04356

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 52	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52	[X]

FRANKLIN CALIFORNIA TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CALIFORNIA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on _________ pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the "Amendment") to add an additional share class, Class M share. This Amendment relates only to the prospectus and statement of additional information of Franklin California Intermediate-Term Tax-Free Fund, series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933 and the Investment Company Act of 1940.

[_______]

SUPPLEMENT DATED FEBRUARY [1], 2018

TO THE PROSPECTUS DATED NOVEMBER 1, 2017

OF

Franklin CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

(a series of Franklin California Tax-Free Trust)

The prospectus is amended as follows:

I.  The Franklin California Intermediate-Term Tax-Free Income Fund (the “Fund”) will begin offering Class M shares on or about February [1], 2018.  Therefore, on or about February [1], 2018, the Fund will offer five classes of shares, Class A, Class M, Class C, Class R6 and Advisor Class shares.

II.  The Fund’s classes on the cover of the prospectus are replaced with the following:

Class A	Class M	Class C	Class R6	Advisor Class
FKCIX	Pending	FCCIX	FCCRX	FRCZX

III.  The following replaces the first paragraph under the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A and Class M if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 27 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 41 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

IV.  The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Shareholder Fees

(fees paid directly from your investment)

Class M3
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

3. The Fund began offering Class M shares on February [1], 2018.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class M
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses[2]	0.07%
Total annual Fund operating expenses	0.78%

2.  The Fund began offering Class M shares on February [1], 2017.  Other expenses for Class M are based on estimated amounts for the current fiscal year.

Example

	1 Year	3 Years	5 Years	10 Years
Class M	$[___]	$[___]	$[___]	$[___]

V.  The following replaces the “Fund Summary – Performance” section of the prospectus beginning on page 6:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

[TO BE UPDATED IN RULE 485(B) FILING:]

Class A Annual Total Returns

Best Quarter:	Q[_]’[__]	[___]%
Worst Quarter:	Q[_]’[__]	[___]%

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

	1 Year	5 Years	10 Years
Franklin California Intermediate-Term Tax-Free Income Fund - Class A
Return Before Taxes	[___]%	[___]%	[___]%
Return After Taxes on Distributions	[___]%	[___]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%	[___]%
Franklin California Intermediate-Term Tax-Free Income Fund - Class M	[___]%	[___]%	[___]%
Franklin California Intermediate-Term Tax-Free Income Fund - Class C	[___]%	[___]%	[___]%
Franklin California Intermediate-Term Tax-Free Income Fund - Advisor Class	[___]%	[___]%	[___]%
Bloomberg Barclays 10-Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	[___]%	[___]%	[___]%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Class M shares prior to their inception is based on the performance of Class A shares. Class M performance has not been adjusted to reflect differences in 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VI.  The “Fund Summary – Purchase and Sale of Fund Shares” section beginning on page 8 is replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, M and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan).  Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

VII.  The first paragraph and table under the “Your Account – Choosing a Share Class” section on page 27 of the prospectus is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Some share classes may be not be offered by certain financial intermediaries. Your financial intermediary or investment representative (financial advisor) can help you decide which class is best for you. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts, may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts.

Class A	Class M	Class C	Class R6	Advisor Class
Initial sales charge of 2.25% or less	Initial sales charge of 2.25% or less	No initial sales charge	See “Qualified Investors – Class R6” below	See “Qualified Investors - Advisor Class” below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class M and Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees and lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on August 1, 2017 and Class M shares on February [1], 2018.

VIII.  The heading “Class A & C” under the first table of the “Your Account – Choosing a Share Class” section on page 27 is replaced with “Class A, M & C.”

IX.  The “Sales Charges – Class A” sub-heading before the first chart on page 28 of the prospectus under the “Your Account – Choosing a Share Class” section is replaced with “Sales Charges – Class A & M.”

X.  The first two paragraphs under the “Your Account – Choosing a Share Class – Sales Charges - Class A – Sales Charge Reductions” section on page 28 of the prospectus are replaced with the following:

Quantity discounts. We offer two ways for you to combine your current purchase of Class A or Class M Fund shares with other existing Franklin Templeton fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain “sales charge breakpoints.” This quantity discount information is also available free of charge at franklintempleton.com/quantity-discounts. This web page can also be reached at franklintempleton.com by clicking the “Products & Planning” tab and then choosing “Quantity Discounts for Class A and Class M Shares” under “Fund Resources.”

1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton fund shares –referred to as “cumulative quantity discount eligible shares” – with your current purchase of Class A and Class M shares to determine if you qualify for a sales charge breakpoint.

XI.  The first paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Reductions – 2. Letter of intent (LOI)” section on page 30 of the prospectus is replaced with the following:

2. Letter of intent (LOI) – expresses your intent to buy a stated dollar amount of “cumulative quantity discount eligible shares” (as defined in the “Cumulative quantity discount” section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A or Class M shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial advisor when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial advisor associated with your Franklin Templeton fund shares, it is your responsibility to tell the Fund’s transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the SAI for  more LOI details.

XII.  The first paragraph under the heading “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers” on page 30 of the prospectus is replaced with the following:

Class A and M shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632‑2301.

XIII.  The first paragraph under the heading “Your Account – Choosing a Share Class – Sales Charges – Class A – Sales Charge Waivers – Waivers for certain investors” on page 31 of the prospectus is replaced with the following:

The following investors or investments qualify to buy Class A or Class M shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

XIV.  The first paragraph under the heading “Your Account – Choosing a Share Class – Sales Charges – Class A – Investments of $1 Million or More” on page 31 of the prospectus is replaced with the following:

If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A or Class M shares without an initial sales charge. However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, M & C”).

XV.  The following is added as the second paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class A – Distribution and Service (12b-1) Fees” section on page 31:

Class M has a distribution plan, sometimes known as a Rule 12b‑1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class M shares and provide other services to shareholders. Because these fees are paid out of Class M’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XVI.  The following replaces the paragraph under the “Your Account – Choosing a Share Class – Sales Charges – Class C – CDSC” section on page 32 of the prospectus:

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A, M & C”).

XVII.  The sub-heading “Contingent Deferred Sales Charge (CDSC) – Class A & C” under the heading “Your Account – Choosing a Share Class” on page 32 of the prospectus is replaced with “Contingent Deferred Sales Charge (CDSC) – Class A, M & C.”

XVIII.  The following replaces the fourth paragraph under the “Your Account – Choosing a Share Class – Reinstatement Privilege” section beginning on page 32 of the prospectus:

Generally, if you paid a CDSC when you sold your Class A, Class M or Class C shares, Distributors will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment. For Class A or M shares reinvested with a CDSC credit, a new CDSC will apply and the CDSC holding period will begin again. For Class C shares reinvested with a CDSC credit in Class A shares, you will not receive a CDSC credit in the new Class A shares and your reinvestment will not be subject to any otherwise applicable CDSC.

XIX.  The following replaces the paragraph under the “Your Account – Choosing a Share Class – Waivers for Exchanges between Classes of the Same Fund – Advisory Programs Eligible for Advisor Class or Class Z shares” section on page 35 of the prospectus:

Class A, Class M and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund. Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A, Class M and C shares that you wish to exchange.

XX.  The sub-heading “Minimum Investments – Class A & C” under the section “Your Account – Buying Shares” on page 36 is replaced “Minimum Investments – Class A, M & C.”

XXI.  The sub-heading “Class A & C” under the section “Your Account – Exchanging Shares” on page 46 is replaced “Class A, M & C.”

XXII.  The heading “Class A & C” under the section “Account Policies” on page 49 of the prospectus is replaced with “Class A, M & C.”

XXIII.  The sub-heading “Class A & C” under the section “Your Account – Account Policies – Dealer Compensation” on page 54 is replaced with “Class A, M & C.”

XXIV.  The chart under the heading “Your Account – Account Policies – Dealer Compensation” on page 55 is replaced with the following:

	Class A	Class M	Class C
Commission (%)			1.00[1]
Investment under $100,000	2.00	2.00
$100,000 but under $250,000	1.50	1.50
$250,000 but under $500,000	1.00	1.00
$500,000 but under $1 million	0.85	0.85
$1 million or more	up to 0.75	up to 0.75
12b-1 fee to dealer	0.10[2]	0.25[2]	0.65[3]

1. Commission includes advance of the first year’s 0.15% 12b-1 service fee. Distributors may pay a prepaid commission.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

Please keep this supplement with your prospectus for future reference.

[_______]

SUPPLEMENT DATED FEBRUARY [1], 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 1, 2017

OF

Franklin CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

(a series of Franklin California Tax-Free Trust)

The statement of additional information (SAI) is amended as follows:

I.  The Franklin California Intermediate-Term Tax-Free Income Fund (the “Fund”) will begin offering Class M shares on or about February [1], 2018.  Therefore, on or about February [1], 2018, the Fund will offer five classes of shares, Class A, Class M, Class C, Class R6 and Advisor Class shares.

II.  The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class M	Class C	Class R6	Advisor Class
FKCIX	Pending	FCCIX	FCCRX	FRCZX

III.  The following is added under the “Organization, Voting Rights and Principal Holders” section on page 40:

Effective on February [1], 2018, the Fund also began offering Class M shares.  The full title of the Class M shares of the Fund is:

•               Franklin California Intermediate-Term Tax-Free Income Fund - Class M

IV.   The following principal holders list is added under the “Organization, Voting Rights and Principal Holders” section on page 41:

As of January 2, 2018, the principal shareholders of the Fund, beneficial or of record, were:

[TO BE ADDED IN RULE 485(B) FILING]

V.  The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 41 is replaced with the following:

[TO BE UPDATED IN RULE 485(B) FILING] As of January 2, 2018, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.  The first two paragraphs under the “Buying and Selling Shares – Initial sales charges” section on page 42 is replaced with the following:

Initial sales charges The maximum initial sales charge for the Fund is 2.25% for Class A and Class M. There is no initial sales charge for Class C, Class R6 and Advisor Class.

The initial sales charge for Class A and Class M shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases.

VII.  The “Buying and Selling Shares – Initial sales charges – Letter of intent (LOI)” section beginning on page 42 is replaced with the following:

Letter of intent (LOI). You may buy Class A or Class M shares at a reduced sales charge by completing the LOI section of your account application. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the LOI section of the application, you acknowledge and agree to the following:

•         You authorize Distributors to reserve approximately 5% of your total intended purchase in Class A or Class M shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

•         You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

•         Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

1

•         Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A or Class M shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. If you file your LOI with the Fund before a change in the Fund’s sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.  Your holdings in Franklin Templeton funds acquired before you filed your LOI will be counted towards the completion of the LOI.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct.

If the amount of your total purchases is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

VIII.  The second paragraph under the “Buying and Selling Shares – Financial intermediary compensation” section on page 43 is replaced with the following:

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A or Class M shares of $1 million or more: 1% (for mutual funds with a maximum initial sales charge of 5.75%) and 0.75% (for mutual funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A or Class M Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of these commission payments.

IX.  The second paragraph under the “Buying and Selling Shares – Contingent deferred sales charge (CDSC)” section on page 45 is replaced with the following:

Contingent deferred sales charge (CDSC) - Class A, M & C If you invest any amount in Class C shares or $1 million or more in Class A or Class M shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or Class M shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% for Class C and 0.75% for Class A and Class M of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X.  The heading and first paragraph under “The Underwriter – Distribution and service (12b-1 fees) – Class A and C” section on page 48 is replaced with “The Underwriter – Distribution and service (12b-1 fees) – Class A, M and C.”

XI.  The heading and first two paragraphs under “The Underwriter – Distribution and service (12b-1 fees) – Class A and C – The Class A and C plans,” on page 48 is replaced with the following

The Class A, M and C plans. The Fund may pay up to 0.10% per year of Class A’s average daily net assets. The Fund may pay up to 0.25% per year of Class M’s average daily net assets.  The Fund pays Distributors up to 0.65% per year of Class C’s average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class C plan also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C shares.

The Class A and Class M plans are reimbursement plans. They allow the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

XII.  The second paragraph under “Performance – Average annual total return before taxes” on page 49 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

2

XIII.  The third paragraph under “Performance – Average annual total return after taxes on distributions” on page 49 is replaced with the following:

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

XIV.  The fourth paragraph under “Performance – Average annual total return after taxes on distributions and sale of fund shares” on page 50 is replaced with the following:

The Fund’s sales literature and advertising commonly refer to this calculation as the Fund’s after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A or M shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

XV.  The first paragraph under “Performance – Other performance quotations” on page 51 is replaced with the following:

The Fund also may quote the performance of Class A and M shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Please keep this supplement with your Statement of Additional Information for future reference.

3

FRANKLIN CALIFORNIA TAX-FREE TRUST

FILE NOS. 002-99112 & 811-04356

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(ii)

Certificate of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(b)	By-Laws

(i)

By-Laws of Franklin California Tax-Free Trust, a Delaware Statutory Trust, effective October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(c)	Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4,6 and 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information Item 22

(d)	Investment Advisory Contracts

(i)

Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(ii)

Addendum dated January 1, 2008 to the Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(iii)

Investment Management Agreement between Registrant, on behalf of Franklin California Ultra-Short Tax-Free Income Fund, and Franklin Advisers, Inc. dated March 21, 2016

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2016

(e)	Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 27, 2010

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant: Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(ii)

Amendment dated May 7, l997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 30, 1997

(iii)

Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 21, 1998

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(v)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(vi)

Amended dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between the Registrant and the Bank of New York Mellon dated as of February 16, 1996

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2014

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 24, 2014

(ii)

Form of Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated August 1, 2017

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(iii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Franklin California Ultra-Short Tax-Free Income Fund dated March 21, 2016

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2016

(i)	Legal Opinion

(i) Legal Opinion dated October 26, 2007 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 26, 2007

(ii)

Opinion and Consent of Counsel dated October 23, 2015, on behalf of Franklin California Ultra-Short Tax-Free Income Fund

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2015

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i) Letter of Understanding dated April 12, 1995 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: April 21, 1995

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2009

(ii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2013

(iii)	Form of Class M Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

(n)	Rule 18f-3 Plan

(i) Form of Amended Multiple Class Plan on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

(ii)

Form of Amended Multiple Class Plan on behalf of Franklin California Ultra-Short Tax-Free Income Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(p)	Code of Ethics

(i) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 24, 2014

(q)	Power of Attorney

(i) Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 25, 2013

(ii) Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 24, 2014

(iii) Power of Attorney dated May 23, 2017 for Matthew T. Hinkle Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: July 27, 2017

Item 29.    Persons Controlled by or Under Common Control with Fund

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund

Franklin California Tax-Free Income Fund

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton ETF Trust

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Trust at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of December, 2017.

FRANKLIN CALIFORNIA TAX-FREE TRUST

(Registrant)

By:   /s/Karen L. Skidmore_

      Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHRISTOPHER J. MOLUMPHY*

Christopher J. Molumphy	Chief Executive Officer-Investment Management Dated: December 6, 2017

MATTHEW T. HINKLE*

Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: December 6, 2017

GASTON GARDEY*

Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: December 6, 2017

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: December 6,2017

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: December 6,2017

EDITH E. HOLIDAY*

Edith E. Holiday	Trustee Dated: December 6,2017

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: December 6,2017

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: December 6,2017

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: December 6,2017

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: December 6,2017

JOHN B. WILSON*

John B. Wilson

Trustee Dated: December 6,2017

*By /s/ Karen L. Skidmore__

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN CALIFORNIA TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(m)(iii)	Form of Class M Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

    EX-(n)(i)             Form of Amended Multiple Class Plan on behalf of Franklin

                                                    California Intermediate-Term Tax-Free Income Fund